Financial risk management and financial instruments - Credit Risk (Details) - customer	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Credit risk
Number of customers representing more than ten percent of turnover	0	0	0
Number of customers representing more than ten percent of trade receivables	0	0	0
South Africa
Credit risk
Percentage of total turnover	49.00%	48.00%	47.00%
Europe
Credit risk
Percentage of total turnover	24.00%	22.00%	23.00%
United States of America
Credit risk
Percentage of total turnover	13.00%	13.00%	14.00%